SCHEDULE OF GEOGRAPHICAL INFORMATION IN NON-CURRENT ASSETS (Details) - SGD ($)	Dec. 31, 2022	Dec. 31, 2021
Reserve Quantities [Line Items]
Total	$ 2,493,772	$ 2,527,814
Malaysia [member]
Reserve Quantities [Line Items]
Total	1,751,773	1,985,738
Singapore [member]
Reserve Quantities [Line Items]
Total	$ 741,999	$ 542,076